Loans and Financing - Breakdown of Loans and Financing (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of schedule of borrowings [line items]
Loans and financing	R$ 628,297		R$ 385,514
Current	601,475	R$ 14,139	14,139
Non-current	26,822	R$ 371,375	371,375
Working Capital - CDI + 2.0% p.a. [member]
Disclosure of schedule of borrowings [line items]
Loans and financing	R$ 581,901		357,789
Additional charges	2.00%
Annual charges	CDI + 2.0% p.a.
Working Capital - CDI + 0.05% p.m. [member]
Disclosure of schedule of borrowings [line items]
Loans and financing	R$ 2,850		2,541
Additional charges	0.05%
Annual charges	CDI + 0.05% p.m.
Working Capital - CDI + 8.7% p.a. [member]
Disclosure of schedule of borrowings [line items]
Loans and financing	R$ 5,027
Additional charges	8.70%
Annual charges	CDI + 8.7% p.a.
BNDES - TJLP + 3.9% to 5.5% p.a. [member]
Disclosure of schedule of borrowings [line items]
Loans and financing			1,496
Annual charges	TJLP + 3.9% to 5.5% p.a.
BNDES - TJLP + 10.30% to 12.9% p.a. [member]
Disclosure of schedule of borrowings [line items]
Loans and financing			31
Annual charges	TJLP + 10.3% to 12.9% p.a.
BNDES - TJLP + 1.0% to 12.9% p.a. [member]
Disclosure of schedule of borrowings [line items]
Loans and financing			197
Annual charges	TJLP + 1.0% to 12.9% p.a.
BNDES - TJLP + 2.5% to 4.6% p.a. [member]
Disclosure of schedule of borrowings [line items]
Loans and financing	R$ 4		2,643
Annual charges	TJLP + 2.5% to 4.6% p.a.
BNDES - TJLP + 5.1% to 9.0% p.a. [member]
Disclosure of schedule of borrowings [line items]
Loans and financing	R$ 302		1,915
Annual charges	TJLP + 5.1% to 9.0% p.a.
Lease - CDI + 1.92% p.m to 13.60% p.m [member]
Disclosure of schedule of borrowings [line items]
Loans and financing	R$ 38,213		R$ 18,902
Annual charges	1.92% p.m to 13.60% p.m.
Bottom of range [member] | BNDES - TJLP + 3.9% to 5.5% p.a. [member]
Disclosure of schedule of borrowings [line items]
Additional charges	3.90%
Bottom of range [member] | BNDES - TJLP + 10.30% to 12.9% p.a. [member]
Disclosure of schedule of borrowings [line items]
Additional charges	10.30%
Bottom of range [member] | BNDES - TJLP + 1.0% to 12.9% p.a. [member]
Disclosure of schedule of borrowings [line items]
Additional charges	1.00%
Bottom of range [member] | BNDES - TJLP + 2.5% to 4.6% p.a. [member]
Disclosure of schedule of borrowings [line items]
Additional charges	2.50%
Bottom of range [member] | BNDES - TJLP + 5.1% to 9.0% p.a. [member]
Disclosure of schedule of borrowings [line items]
Additional charges	5.10%
Bottom of range [member] | Lease - CDI + 1.92% p.m to 13.60% p.m [member]
Disclosure of schedule of borrowings [line items]
Additional charges	1.92%
Top of range [member] | BNDES - TJLP + 3.9% to 5.5% p.a. [member]
Disclosure of schedule of borrowings [line items]
Additional charges	5.50%
Top of range [member] | BNDES - TJLP + 10.30% to 12.9% p.a. [member]
Disclosure of schedule of borrowings [line items]
Additional charges	12.90%
Top of range [member] | BNDES - TJLP + 1.0% to 12.9% p.a. [member]
Disclosure of schedule of borrowings [line items]
Additional charges	12.90%
Top of range [member] | BNDES - TJLP + 2.5% to 4.6% p.a. [member]
Disclosure of schedule of borrowings [line items]
Additional charges	4.60%
Top of range [member] | BNDES - TJLP + 5.1% to 9.0% p.a. [member]
Disclosure of schedule of borrowings [line items]
Additional charges	9.00%
Top of range [member] | Lease - CDI + 1.92% p.m to 13.60% p.m [member]
Disclosure of schedule of borrowings [line items]
Additional charges	13.60%